Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2021
Entity Registrant Name	dei_EntityRegistrantName	Ultimus Managers Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001545440
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	umt
Document Creation Date	dei_DocumentCreationDate	Jun. 28, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jun. 28, 2021
Prospectus Date	rr_ProspectusDate	Jun. 28, 2021
BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Blueprint Adaptive Growth Allocation Fund (the “Fund”) seeks capital appreciation while managing risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period ended February 28, 2021, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until June 30, 2023. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will seek growth through capital appreciation by investing in individual securities and shares of other investment companies, including exchange-traded funds (“ETFs”), open-end mutual funds, and closed-end funds (collectively “Portfolio Funds”). The Fund will invest in the following asset classes, and will typically hold either a collection of individual securities, a single Portfolio Fund, or a blend of the two in order to represent each asset class:

• U.S. Equity

• Foreign Developed Equity

• Emerging Market Equity

• Real Estate

• US Bonds

• Global Bonds

• Inflation-Protected Bonds (“TIPS”)

• Diversified Managed Futures

Investments within these asset classes are selected based on the quantitative algorithms and proprietary calculations of price trends developed by Blueprint Investments Partners, LLC (the “Sub-Adviser”). Each asset class within the portfolio will then be weighted, and the Sub-Adviser will shift such weightings based on proprietary calculations of price trends, which are the direction and momentum of the prices of securities in those asset classes. The Sub-Adviser will review these price trends over four timeframes – 10, 50, 100, and 200 days – in order to complete its calculations to adjust the weightings of each asset class. Under normal market conditions, each asset class will be represented in the portfolio at all times.

The Fund defines emerging market securities as those that provide exposure to companies that are domiciled in any country included in the Morningstar Emerging Market Index. “TIPS” are treasury bonds that are indexed to inflation such that the principal value of such TIPS is recalculated as the consumer price index rises. “Managed Futures” are investments in which a portfolio of futures contracts are actively managed by professionals. Under normal market conditions, the Fund will only invest in futures through managed futures investments, and will not invest directly in futures.

The Fund may hold equity securities, either directly or indirectly, of all capitalizations, and may indirectly hold fixed-income securities of all credit qualities.

The Fund will generally seek to maintain an allocation within the Fund’s portfolio of approximately 80% to equity securities and approximately 20% to fixed-income securities, but may shift this allocation depending on market conditions. In poor market conditions, such as when the Sub-Adviser perceives a bear market or high volatility, the Fund may begin to shift to a higher percentage of fixed-income securities, and in some conditions the allocation may completely invert to approximately 20% equity securities and approximately 80% in fixed-income securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Sub-Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Sub-Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be complete investment program. The principal risks of an investment in the Fund are generally described below.

Active Management Risk. Due to the active management of the Fund by the Sub-Adviser, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies.

Credit Risk. Credit risk is the risk that the issuer or guarantor of a fixed-income security or counterparty to a transaction involving one or more bonds in an ETF’s portfolio will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor, or counterparty fails to pay interest, an ETF’s income may be reduced. If the issuer, guarantor, or counterparty fails to repay principal, the value of that security and of the particular ETF’s shares may be reduced. ETFs may be subject to credit risk to the extent that they invest in fixed-income securities that involve a promise by a third party to honor an obligation with respect to the fixed-income security. Securities rated BBB by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”) are considered investment-grade securities, but are somewhat riskier than more highly- rated investment-grade obligations (those rated A or better) because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative. Such investment-grade securities will be subject to higher credit risk and may be subject to greater fluctuations in value than higher-rated securities. Credit risk is particularly significant for investments in “junk bonds” or lower than investment-grade securities.

Debt Securities Risk. The Fund may invest indirectly in corporate debt securities of issuers from any jurisdiction and U.S. Government obligations. Corporate securities include, but are not limited to, debt obligations offered by public or private corporations either registered or unregistered. The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer. A debt security’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt; the lower the credit rating, the greater the risk that the security’s issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security.

U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States.

Treasury Inflation-Protected Securities ("U.S. TIPS") and Inflation-Linked Bonds Risk. The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If the Fund purchases inflation-protected securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

Foreign Government Debt Obligations Risk. Investments in sovereign debt obligations involve special risks which are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the NAV of the Fund, to the extent it invests in such securities, may be more volatile than prices of U.S. debt issuers. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

High-Yield Debt Securities (“Junk Bond”) Risk. Junk bonds are generally considered speculative in nature, and have a greater risks of non-payment of interest and principal and greater market fluctuations than investment-grade debt securities. Junk bonds have a higher risk of default and may be illiquid. These risks can reduce the value of the Fund’s shares and the income it earns.

Interest Rate Risk. The value of the Fund’s debt securities will generally vary inversely with the direction of prevailing interest rates. A rise in interest rates will normally cause the value of debt securities to decrease. Debt securities with a longer average portfolio duration will be more sensitive to changes in interest rates than debt securities with a shorter average portfolio duration. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Liquidity Risk. Liquidity risk is the risk that a particular investment cannot be sold at the advantageous time or price. For example, if a fixed income security is downgraded or drops in price, the market demand for that security may be limited, making that security difficult to sell. Additionally, the market for certain securities may become illiquid under adverse market or economic conditions. Also, investments in derivatives, non-U.S. investments, restricted securities, securities having small market capitalizations, and securities having substantial market and/or credit and counterparty risk tend to involve greater liquidity risk.

Equity Securities Risk. The prices of equity securities in which the Fund invests either directly or indirectly through ETFs and other investment companies may fluctuate in response to many factors, including, but not limited to, the activities of the individual issuers, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses.

Large-Cap Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Foreign Securities Risk. The Fund may either directly or indirectly through ETFs and other investment companies invest in foreign securities on foreign exchanges and in American Depository Receipts (“ADRs”). Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities are subject to individual country risk, less favorable reporting and disclosure risk, currency exchange risk, greater volatility, and may have higher liquidity risk than U.S.-registered securities.

ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

Foreign Currency Risk. The Fund may invest in foreign securities and therefore be indirectly exposed to foreign currencies. The value of the Fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund.

Emerging Markets Risk. The Fund may invest indirectly in emerging market equity and fixed-income securities. In addition to the general risk of investing in foreign securities and foreign fixed-income securities, investing in emerging markets can involve greater and more unique risks than those associated with investing in more developed markets. The securities markets of emerging countries are generally small, less developed, less liquid, and more volatile than securities markets of the U.S. and other developed markets. The risks of investing in emerging markets include greater social, political and economic uncertainties. Emerging market economics are often dependent upon a few commodities or natural resources that may be significantly adversely affected by volatile price movements against those commodities or natural resources. Emerging market countries may experience high levels of inflation and currency devaluation and have fewer potential buyers for investments. The securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages and protections of markets or legal systems in more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. Additionally, if settlements do not keep pace with the volume of securities transactions, they may be delayed, potentially causing the Fund’s assets to be uninvested, the Fund to miss investment opportunities and potential returns, and the Fund to be unable to sell an investment. As a result of these various risks, investments in emerging markets are considered to be speculative and may be highly volatile.

Fund of Funds Structure Risk. Investments in ETFs and other investment companies (e.g., open end and closed end mutual funds) subject the Fund to paying its proportionate share of fees and expenses from those investments. In other words, by investing in the Fund, you will indirectly bear fees and expenses charged by the Portfolio Funds in which the Fund invests in addition to the Fund’s direct fees and expenses. In addition, under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Fund may own.

ETF Risk. Investments in ETFs are subject to the following risks:

Market Value Risk. The market value of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

Tracking Risk. Index-based Portfolio Funds may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, Portfolio Funds may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Portfolio Fund’s ability to track its applicable indices or match its performance.

Sampling Risk. Index-based Portfolio Funds may utilize a representative sampling approach to track their respective underlying indices. Index-based Portfolio Funds that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Portfolio Fund in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Portfolio Fund will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Portfolio Fund could result in a greater decline in NAV than would be the case if the Portfolio Fund held all of the securities in the underlying index.

Fixed-Income ETFs Risk. There are risks associated with the potential investment of the Fund’s assets in fixed-income ETFs, which may include credit risk, interest rate risk and maturity risk as described below:

Interest Rate Risk. The price of a bond or a fixed-income security is dependent, in part, upon interest rates. Therefore, the share price and total return of an ETF, when investing a significant portion of its assets in fixed-income securities, will vary in response to changes in interest rates. There is the possibility that the value of an ETF’s investment in bonds or fixed-income securities may fall because bonds or fixed-income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed-income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a more pronounced effect if the ETF holds a significant portion of its assets in fixed-income securities with long-term maturities.

In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed-income securities drop, but also the yield can drop, particularly where the yield is tied to changes in interest rates, such as adjustable mortgages. Also, when interest rates drop, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than expected since the Fund prepaid must be reinvested at lower prevailing interest rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

Investment Limitation Risk. Under the 1940 Act, the Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the U.S. Securities and Exchange Commission (the “SEC”) that is applicable to the Fund and the ETF and the Fund take appropriate steps to comply with any conditions in such order, or “(ii) the ETF and the Fund comply with Rule 12d1-4 under the 1940 Act which allows investment companies to invest in other investment companies in excess of the 3% limitation subject to certain conditions and restrictions. Accordingly, the 3% limitation may prevent the Fund from allocating its investments in the manner the Sub-Adviser considers optimal or cause the Sub-Adviser to select an investment other than that which the Sub-Adviser considers optimal.

Investment Style and Management Risk. The Sub-Adviser’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. The Fund’s asset allocation style may not be implemented successfully, negatively affecting the Fund’s performance. In addition, the Sub-Adviser may select investments that depreciate or fail to appreciate as anticipated.

Managed Futures Risk. Investing in Portfolio Funds that employ a managed futures investment strategy exposes the Fund to management risk, derivatives risk and leverage risk, as well as commodity, interest rate, equity and foreign currency risks depending on the particular strategy used by a Portfolio Fund’s manager. A Portfolio Fund’s manager’s judgments about the price appreciation of various futures contracts may prove incorrect and result in losses. A Portfolio Fund’s use of derivatives (including futures and options on futures) to enhance returns or hedge against market declines is subject to the risk of mispricing or improper valuation, and changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Portfolio Fund. Commodity, interest rate, equity and foreign currency futures are subject to unfavorable price movements as well as specific risks described more fully in paragraphs above.

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Sub-Adviser’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions and general bond market conditions. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, environmental events, trade disputes, and epidemics, pandemics, or other public health issues. For example, the novel coronavirus disease (COVID-19 has resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers domestically and/or worldwide, and can result in trading halts, any of which could have an adverse impact on the Fund. During periods of market volatility, security prices (including securities held by the Fund) could change drastically and with rapidity and therefore adversely affect the Fund.

Maturity Risk. Maturity risk is another factor that can affect the value of an ETF’s fixed-income holdings. Certain ETFs may not have a limitation policy regarding the length of maturity for their fixed-income holdings. In general, fixed-income obligations with longer maturities have higher yields and a greater sensitivity to changes in interest rates. Conversely, fixed-income obligations with shorter maturities generally have lower yields but less sensitivity to changes in interest rates.

New Fund and Manager Risk. The Fund was formed in 2020 and has a limited operating history. In addition, although the principals of the Adviser and Sub-Adviser have investment management experience, none have experience managing an open-end mutual fund prior to the Fund. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy or growing to an economically viable size.

Real Estate Investment Trust (“REIT”) Risk. The Fund may invest, directly or indirectly, in REITs, which are companies that invest in real estate, mortgages and construction loans. REITs normally do not pay federal income tax but distribute their income to their shareholders who become liable for the tax. Some REITs own properties and earn income from leases and rents. These types of REITs are termed Equity REITs. Other REITs hold mortgages and earn income from interest payments. These REITs are termed Mortgage REITs. Finally, there are Hybrid REITs that own properties and hold mortgages. The Fund may invest in any of the three types of REITs and may purchase common stocks, preferred stocks or bonds issued by REITs. There are risks in investing in REITs. The property owned by a REIT could decrease in value and loans held by a REIT could become worthless. REITs may include investment in varying commercial and residential real estate holdings.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations in 2020 and therefore does not yet have performance history for a full calendar year to report. After the Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance information, current through the most recent month end, is available by calling 1-866-983-4525 or by visiting the Fund’s website at www.blueprintmutualfunds.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations in 2020 and therefore does not yet have performance history for a full calendar year to report.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-983-4525
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blueprintmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BLUIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.88%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.90%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	481
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	916
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,125
BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BLUPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.88%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 160
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	558
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,045
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,388
HVIA Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The HVIA Equity Fund (the “Fund”) seeks growth at a reasonable price.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 01, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until July 1, 2022. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of common stock of large-capitalization growth companies that the Adviser believes offer (1) reasonable valuation when compared to their industry peers and (2) the potential of earnings growth. For purposes of the Fund, the Adviser defines large-capitalization companies as companies that have a market capitalization within the range represented in the S&P 500 Dow Jones Index (between $4.20 billion and $2.1 trillion as of May 20, 2021) at the time of purchase. The size of the companies in the S&P 500 Dow Jones Index will change with market conditions.

The Adviser’s investment process includes both a top-down analysis of the economic landscape and a bottom-up analysis of individual companies. The Adviser also creates economic projections consisting of factors including inflation, unemployment, interest rates, and corporate earnings. The top-down analysis begins with the Adviser’s economic projections. The Adviser considers market value expectations and projected changes in government policy, technology, industries and demographics. The Adviser then evaluates the relevant portfolio’s sector and industry weightings. The bottom-up analysis begins with the universe of large-capitalization common stocks, to which the Adviser applies its proprietary quantitative screening process and fundamental research.

Fundamental research includes the Adviser’s detailed analysis of the competitive environments of the companies under consideration, interaction with the management of those companies, a review of multiple resources to assess the companies and their respective industries, analysis of company earnings and cash flow projections, and identification of themes that could affect company and industry trends and catalysts. The Adviser continually monitors “out of favor” sectors for potential ideas.

In selecting securities for the Fund’s portfolio, the Adviser seeks to include the securities of companies the Adviser believes have growth potential, which are likely to exceed the overall market estimates and general consensus. In determining this, the Adviser looks for certain positive attributes of companies, including superior management and business models, dominant market positions, durable competitive advantages, and strong transparent financials.

The Adviser sets a target price for each security in the portfolio, which is updated periodically. When a stock reaches or exceeds its target price, the Adviser’s strategy typically requires that the security be sold. The Adviser may also sell a security when it determines there is a change in the company’s risk/return characteristics, such as when events fail to confirm the Adviser’s investment thesis or there is a loss of confidence in management. A position may also be sold when the Adviser believes other investment opportunities are more attractive or that the security is unlikely to benefit from current business, market or economic conditions.

Under normal circumstances, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in U.S. equity securities listed on a U.S. securities exchange.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are generally described below.

Active Management Risk. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies.

Equity Securities Risk. Equity prices are volatile and the value of such securities in the Fund’s portfolio may decline due to fluctuations in market prices, interest rates, national and international economic conditions, or other market events. In a declining stock market, stock prices for all companies may decline, regardless of their long-term prospects. Under such circumstances, the price of the Fund’s shares may also decline.

Growth Investing Risk. Investments in growth stocks present the risk that the stocks’ valuation growth will not be realized, the stocks react differently than the market as whole or other types of stock, and the stocks are more sensitive to changes in their companies’ earnings and more volatile than other types of stock. In addition, the Fund’s growth investment style may go out of favor with investors during certain parts of the market cycle, which may negatively affect the Fund’s performance.

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. There may be times when the returns from large-capitalization companies generally trail returns of smaller companies or the overall stock market.

Management Style Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, environmental events, trade disputes, and epidemics, pandemics or other public health issues. For example, the novel coronavirus disease (COVID-19) has resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets, the broad effects of which are currently difficult to assess. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and therefore adversely affect the Fund.

Sector Risk. The Fund may, at times, be more heavily invested in certain industries or sectors, which may cause the value of the Fund’s shares to be especially sensitive to factors and economic conditions or risks that specifically affect those industries or sectors and may cause the Fund’s share price to fluctuate more widely than shares of a mutual fund that invests in a broader range of industries or sectors.

An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index. The bar chart and tables show the performance of the Fund’s Institutional Class which is the only class currently being offered. The Investor Class, if available, would have substantially similar annual returns and would differ only to the extent the Investor Class has different expenses. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-209-8710 or by visiting the Fund’s website at www.hviafunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-209-8710
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hviafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns During This Time Period Highest 24.44% (June 30, 2020) Lowest (17.52%) (March 31, 2020)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.52%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Period Ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plan or an individual retirement account (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After- tax returns are shown for the Fund’s Institutional Class only and after-tax returns for the Investor Class will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plan or an individual retirement account (“IRA”). After- tax returns are shown for the Fund’s Institutional Class only and after-tax returns for the Investor Class will vary.

HVIA Equity Fund | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
Since Inception	rr_AverageAnnualReturnSinceInception	16.17%
HVIA Equity Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HVEIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.85%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.59%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	443
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	809
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,839
Annual Return 2017	rr_AnnualReturn2017	23.00%	[4]
Annual Return 2018	rr_AnnualReturn2018	(6.10%)	[4]
Annual Return 2019	rr_AnnualReturn2019	29.81%	[4]
Annual Return 2020	rr_AnnualReturn2020	26.17%	[4]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	26.17%
Since Inception	rr_AverageAnnualReturnSinceInception	17.91%
HVIA Equity Fund | Institutional Class | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.03%
Since Inception	rr_AverageAnnualReturnSinceInception	17.55%
HVIA Equity Fund | Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.60%
Since Inception	rr_AverageAnnualReturnSinceInception	14.32%
HVIA Equity Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HVENX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[5]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none	[5]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none	[5]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%	[5]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[5]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.85%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.84%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[3],[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.24%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	520
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	940
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,109

[1]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements" will not correlate to the ratios of expenses to the average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses".
[2]	Blueprint Fund Management, LLC (the "Adviser") has contractually agreed, until June 30, 2023, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund Fees and Expenses, costs to organize the Fund, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business) to 1.25% of the Fund's average daily net assets of its Institutional Class shares and to 1.50% of its Investor Class shares. Management Fee reductions and expense reimbursements by the Adviser and Sub-Adviser are subject to repayment by the Fund for a period of three years after the date that such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to June 30, 2023, this agreement may not be modified or terminated without the approval of the Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser.
[3]	The initials "HVIA" in the Fund's name are an initialism for Hudson Valley Investment Advisors, Inc. (the "Adviser") which has contractually agreed, until July 1, 2022, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses of each class of shares of the Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business) to an amount not exceeding 1.24% and 0.99% of the average daily net assets of Investor Class and Institutional Class shares, respectively. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after the date that such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to July 1, 2022, this agreement may not be modified or terminated without the approval of the Fund's Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.
[4]	The Fund's year-to-date return through March 31, 2021 was 4.41%.
[5]	As of the date of this Prospectus, Investor Class shares are not being offered.